Condensed financial information of Plastec Technologies, Ltd. (Details) - HKD HKD in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	HKD 475,361	HKD 528,527	HKD 348,901	HKD 309,862
Total current assets	934,518	953,314	753,517
Total assets	1,302,872	1,271,156	1,154,383
Current liabilities
Tax payable	69,210	58,736	41,389
Total current liabilities	362,186	309,595
Shareholders' equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	101	101
Retained earnings	906,937	896,703
Total shareholders' equity	940,686	932,990	803,614	778,245
Parent [Member]
Current assets
Cash and cash equivalents	188,604	163,336	HKD 31,048	HKD 23,787
Amount due from a subsidiary	287,836	287,836
Prepaid expenses	1,170	1,076
Dividend receivable	0	70,000
Total current assets	477,610	522,248
Investment in subsidiaries	1	1
Total assets	477,611	522,249
Current liabilities
Account payable and accrued liabilities	6,001	416
Tax payable	3,129	2,897
Total current liabilities	9,130	3,313
NET CURRENT ASSETS	468,480	518,935
TOTAL ASSETS AND LIABILITIES	468,481	518,936
Shareholders' equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	101	101
Retained earnings	468,380	518,835
Total shareholders' equity	HKD 468,481	HKD 518,936